Financial Assets Measured at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial assets measured at fair value through other comprehensive income [abstract]
Dividend received	¥ 52	¥ 0	[1]	¥ 60	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).